Benefit Programs - Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income or loss - pre-tax	$ (20.8)	$ (12.4)	$ 1.1	$ 10.8
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	38.2	23.6
Accumulated other comprehensive income or loss - pre-tax	(28.1)	(18.3)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	0.4	0.4
Other long-term liabilities	(79.0)	(60.4)
Accumulated other comprehensive income or loss - pre-tax	$ 40.5	$ 25.0